Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Jun. 30, 2026 USD ($)
Schedule of Contractual Obligations [Abstract]
Within 1 year	$ 52,881
2-5 years	61,694
Total	$ 114,575